Taxation (Details 1) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Pre-tax (loss)	$ (14,892)	$ (6,509)
Losses not subject to tax	13,674	2,698
Pre-tax (loss) subject to tax	(1,218)	(3,811)
BVI
Statement Line Items [Line Items]
Pre-tax (loss)	(13,674)	(2,698)
Losses not subject to tax	13,674	2,698
Pre-tax (loss) subject to tax
Foreign
Statement Line Items [Line Items]
Pre-tax (loss)	(1,218)	(3,811)
Losses not subject to tax
Pre-tax (loss) subject to tax	$ (1,218)	$ (3,811)